Note 6 - Other Real Estate Owned (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 9,619,000	$ 9,322,000
Proceeds from Sale of Other Real Estate	6,654,000	3,230,000
Sale of Property, Loans to Facilitate Sale of Property, Gross	2,317,000	3,588,000
	0	144,000
Impairment of Real Estate	303,000	3,249,000
Construction and Land Development [Member]
Other Real Estate, Foreclosed Assets, and Repossessed Assets	3,774,000
Real Estate Commercial [Member]
Other Real Estate, Foreclosed Assets, and Repossessed Assets		4,941,000
Loans Made to Facilitate Sale of Property [Member]
Proceeds from Sale of Other Real Estate	2,738,000	4,183,000
Gross Amount [Member]
Proceeds from Sale of Other Real Estate	$ 8,971,000	$ 6,818,000